Groups of assets and liabilities held for sale (Details) - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Groups Of Assets And Liabilities Held For Sale
Property, plant and equipment	$ 2,698	$ 1,712
Intangible assets	32	19
Investments in associates	47	33
Deferred income tax assets	103	57
Investment properties	521	5
Income tax credits		10
Trade and other receivables	1,444	688
Cash and cash equivalents	347	157
Total group of assets held for sale	5,192	2,681
Trade and other payables	1,957	930
Salaries and social security liabilities		148
Employee benefits	150	52
Deferred income tax liability	16	10
Borrowings	1,120	715
Total group of liabilities held for sale	3,243	1,855
Total net assets held for sale	$ 1,949	$ 826